As filed with the Securities and Exchange Commission on June 26, 2023
1933 Act Registration File No. 333-258648
1940 Act File No. 811-23724

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	17	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	19	[X]

TOTAL FUND SOLUTION
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Elaine E. Richards
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Fabio Battaglia, III, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8077

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on July 26, 2023 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 15 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on April 13, 2023 and pursuant to Rule 485(a)(2) would have become effective on June 27, 2023.

This Post-Effective Amendment No. 17 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 26, 2023 as the new date upon which the Amendment shall become effective with respect to the Cromwell Greenspring Mid Cap Fund.

This Post-Effective Amendment No. 17 incorporates by reference the information contained in Parts A, B and C of the Amendment with respect to the Cromwell Greenspring Mid Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 17 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on June 26, 2023.

TOTAL FUND SOLUTION

By: /s/ Michael J. Weckwerth
Michael J. Weckwerth
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to its Registration Statement has been signed below on June 26, 2023 by the following persons in the capacities indicated.

Signature	Title
/s/ Michael J. Weckwerth Michael J. Weckwerth	President, Principal Executive Officer, Chairperson and Interested Trustee
/s/ R. Alastair Short* R. Alastair Short	Independent Trustee
/s/ Thomas F. Mann* Thomas F. Mann	Independent Trustee
/s/ Julie T. Thomas* Julie T. Thomas	Independent Trustee
/s/ Kyle Kroken Kyle Kroken	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Elaine E. Richards
Elaine E. Richards
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated by reference.